Fair value measurements and the fair value option (Tables)	9 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets Measured on Recurring Basis	The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis:

	Fair value measurement at
	reporting date using
(in thousands)	(Level 1)	(Level 2)	(Level 3)
March 31, 2022
Assets:
Equity investment in VericiDx	$4,322	$—	$—
June 30, 2021
Assets:
Equity investment in VericiDx	$9,295	$—	$—